Financial Risks - Summary of Breakdown of Quality of Available-for-Sale (AFS) ABS Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	€ 160,100	€ 148,570
Asset backed securities [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	3,717	3,332
Aegon Americas and Netherlands [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	3,718	3,332
Aegon Americas and Netherlands [member] | Asset backed securities [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	3,622	3,274
Total fair value	3,717	3,332
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	44	67
Total fair value	57	77
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	142	220
Total fair value	145	222
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	12	21
Total fair value	12	21
Aegon Americas and Netherlands [member] | Asset backed securities [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2,126	1,567
Total fair value	2,124	1,569
Aegon Americas and Netherlands [member] | Asset backed securities [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,298	1,400
Total fair value	1,379	1,444
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2,227	1,843
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	43	66
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	32	147
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,802	1,201
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	350	429
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	344	329
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1	1
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	47
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	197	229
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	99	98
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	781	878
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2	72
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost		2
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	39	45
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	740	760
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	165	154
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	22	2
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost		6
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	41	42
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	103	104
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	104	71
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	40
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	12	13
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	47	49
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	€ 6	€ 9